Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow Supplemental

The following table summarizes supplemental cash flows for the year ended December 31, 2022, and 2021:

	2022	2021

Transfer of promissory note 2 to related party	$5,081,000	$-
Transfer of note payable, related party	$(5,081,000)	$-